Retirement benefit obligations - Schedule of Defined Benefit Scheme Obligations (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jan. 01, 2022
Recognised on the balance sheet as:
Retirement benefit assets	£ 4,685	£ 3,823	[1]	£ 4,531
Retirement benefit obligations	(120)	(126)	[1]	£ (230)
Net amounts presented in the balance sheet
Defined benefit pension schemes:
Present value of funded obligations	(27,482)	(28,965)
Fair value of scheme assets	32,081	32,697
Amount recognized
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	4,565	3,697
Recognised on the balance sheet as:
Retirement benefit assets	4,685	3,823
Retirement benefit obligations	(120)	(126)
Amount recognized | Net pension scheme asset
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	4,599	3,732
Amount recognized | Other post-retirement schemes
Defined benefit pension schemes:
Total amounts recognised in the balance sheet	£ (34)	£ (35)

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.